Debt - Schedule of Long Term Debt (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt (inclusive of discount)	$ 10,328,276,000	$ 9,364,451,000		$ 8,797,424,000
UNAMORTIZED DEFERRED FINANCING COSTS	(94,085,000)	(92,510,000)		(94,110,000)
Total Long-term Debt (including current portion)	10,234,191,000	9,271,941,000		8,703,314,000
Long-term debt, gross, current maturities	(91,180,000)	(310,084,000)		(193,759,000)
Long-term debt, net of current portion	10,237,096,000	9,054,367,000		8,603,665,000
Unamortized deferred financing costs, current	0	656,000
Unamortized deferred financing costs	(94,085,000)	(91,854,000)		(94,110,000)
Carrying amount, current portion	(91,180,000)	(309,428,000)		(193,759,000)
Long-term debt, net of current portion	10,143,011,000	8,962,513,000		8,509,555,000
Australian Dollar Term Loan
Debt Instrument [Line Items]
Debt (inclusive of discount)	226,517,000	223,182,000	$ 350,000	243,152,000
UNAMORTIZED DEFERRED FINANCING COSTS	(517,000)	(656,000)		(1,624,000)
Total Long-term Debt (including current portion)	226,000,000	222,526,000		241,528,000
Fair value	229,130,000	223,530,000		244,014,000
Real Estate Mortgages, Finance Lease Liabilities And Other
Debt Instrument [Line Items]
Debt (inclusive of discount)	446,394,000	460,648,000		511,922,000
UNAMORTIZED DEFERRED FINANCING COSTS	(795,000)	(840,000)		(1,086,000)
Total Long-term Debt (including current portion)	445,599,000	459,808,000		510,836,000
Fair value	446,394,000	460,648,000		511,922,000
Accounts Receivable Securitization Program
Debt Instrument [Line Items]
Debt (inclusive of discount)	300,000,000	0		85,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(450,000)	(450,000)		(152,000)
Total Long-term Debt (including current portion)	299,550,000	(450,000)		84,848,000
Fair value	300,000,000	0		85,000,000
New Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	650,000,000	0		0
UNAMORTIZED DEFERRED FINANCING COSTS	(10,096,000)	(5,174,000)		(8,620,000)
Total Long-term Debt (including current portion)	639,904,000	(5,174,000)		(8,620,000)
Fair value	650,000,000	0		0
Term Loan A | Term Loan Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	250,000,000	203,125,000		215,625,000
UNAMORTIZED DEFERRED FINANCING COSTS	0	0		0
Total Long-term Debt (including current portion)	250,000,000	203,125,000		215,625,000
Fair value	250,000,000	203,125,000		215,625,000
Term Loan B | Term Loan Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	671,153,000	672,847,000		679,621,000
UNAMORTIZED DEFERRED FINANCING COSTS	(4,683,000)	(4,995,000)		(6,244,000)
Total Long-term Debt (including current portion)	666,470,000	667,852,000		673,377,000
Fair value	672,000,000	675,500,000		680,750,000
UK Bilateral Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	183,870,000	189,168,000		191,101,000
UNAMORTIZED DEFERRED FINANCING COSTS	(525,000)	(709,000)		(1,307,000)
Total Long-term Debt (including current portion)	183,345,000	188,459,000		189,794,000
Fair value	$ 183,870,000	189,168,000		$ 191,101,000
GBP Senior Notes 3.875 Percent due 2025 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	3.875%
Debt (inclusive of discount)	$ 525,342,000	540,481,000
UNAMORTIZED DEFERRED FINANCING COSTS	(3,554,000)	(3,912,000)
Total Long-term Debt (including current portion)	521,788,000	536,569,000
Fair value	$ 521,560,000	542,508,000
47/8% Notes due 2027 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.875%
Debt (inclusive of discount)	$ 1,000,000,000	1,000,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(7,821,000)	(8,176,000)
Total Long-term Debt (including current portion)	992,179,000	991,824,000
Fair value	$ 987,500,000	1,030,000,000
Senior Notes 4.875 Percent due 2028 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.25%
Debt (inclusive of discount)	$ 825,000,000	825,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(7,085,000)	(7,380,000)
Total Long-term Debt (including current portion)	817,915,000	817,620,000
Fair value	$ 814,688,000	862,125,000
5% Notes due 2028 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.00%
Debt (inclusive of discount)	$ 500,000,000	500,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(4,582,000)	(4,763,000)
Total Long-term Debt (including current portion)	495,418,000	495,237,000
Fair value	$ 485,000,000	513,750,000
47/8% Notes due 2029 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.875%
Debt (inclusive of discount)	$ 1,000,000,000	1,000,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(10,849,000)	(11,211,000)
Total Long-term Debt (including current portion)	989,151,000	988,789,000
Fair value	$ 950,000,000	1,022,500,000
51/4% Notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.25%
Debt (inclusive of discount)	$ 1,300,000,000	1,300,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(12,535,000)	(12,911,000)
Total Long-term Debt (including current portion)	1,287,465,000	1,287,089,000
Fair value	$ 1,261,000,000	1,355,250,000
41/2% Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.50%
Debt (inclusive of discount)	$ 1,100,000,000	1,100,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(11,093,000)	(11,404,000)
Total Long-term Debt (including current portion)	1,088,907,000	1,088,596,000
Fair value	$ 1,009,250,000	$ 1,094,500,000
5% Notes due 2032 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.00%	5.00%	5.00%
Debt (inclusive of discount)	$ 750,000,000	$ 750,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(13,499,000)	(13,782,000)
Total Long-term Debt (including current portion)	736,501,000	736,218,000
Fair value	$ 705,000,000	767,813,000
55/8% Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.625%
Debt (inclusive of discount)	$ 600,000,000	600,000,000
UNAMORTIZED DEFERRED FINANCING COSTS	(6,001,000)	(6,147,000)
Total Long-term Debt (including current portion)	593,999,000	593,853,000
Fair value	$ 590,250,000	$ 637,500,000